EQUITY (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Equity [Roll Forward]
Paid shares as of beginning of period		$ 3,146,265
Paid shares as of end of period		$ 3,146,265		$ 3,146,265
Number Of Shares [Member]
Equity [Roll Forward]
Paid shares as of beginning of period (in shares)		606,407,693		606,407,693
Capital reserve (in shares)
Paid shares as of end of period (in shares)		606,407,693	[1]	606,407,693
Movement Value Of Shares [Member]
Equity [Roll Forward]
Paid shares as of beginning of period	[2]	$ 3,160,718		$ 3,160,718
Capital reserve	[2]
Paid shares as of end of period	[2]	3,160,718		3,160,718
Cost Of Issuance And Placement Of Shares [Member]
Equity [Roll Forward]
Paid shares as of beginning of period	[3]	(14,453)		(11,154)
Capital reserve	[3]			(3,299)
Paid shares as of end of period	[3]	(14,453)		(14,453)
Share Capital [Member]
Equity [Roll Forward]
Paid shares as of beginning of period		3,146,265		3,149,564
Capital reserve				(3,299)
Paid shares as of end of period		$ 3,146,265		$ 3,146,265

[1]	At December 31, 2018, the difference between authorized shares and fully paid shares are 466,832 shares, of which correspond to the shares issued and unsubscribed from the capital increase approved at the Extraordinary Shareholders Meeting held on August 18, 2016.
[2]	Amounts reported represent only those arising from the payment of the shares subscribed.
[3]	Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholder's Meetings, where such decreases were authorized.